Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000001400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	$ 10,000		$ 9,935	$ 10,112	$ 10,694	$ 10,734	$ 11,841	$ 10,917	$ 11,065	$ 11,419	$ 11,579	$ 12,280
C000000131 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Accumulated Value	9,553		9,485	9,649	10,199	10,231	11,282	10,388	10,534	10,865	11,014	11,676
C000000133 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		9,855	9,948	10,432	10,385	11,360	10,381	10,444	10,687	10,747	11,294
C000173300 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		9,953	10,148	10,744	10,805	11,943	11,033	11,213	11,585	11,782	12,510
C000173299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		992,054	1,011,247	1,070,316	1,076,410	1,189,897	1,098,405	1,116,494	1,154,860	1,174,015	1,248,200
Bloomberg U S Municipal Bond C000173299 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,001,400	1,017,022	1,079,670	1,102,991	1,188,473	1,094,821	1,126,243	1,149,669	1,168,753	1,242,900
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,014	$ 10,170	$ 10,797	$ 11,030	$ 11,885	$ 10,948	$ 11,262	$ 11,497	$ 11,688	$ 12,429